Borrowings (Non-Current) - Schedule of Borrowings Consist Non Current (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Secured Borrowings
Total Borrowings	$ 678,436	$ 769,795
Vehicles Loans from Financial Institutions [Member]
Secured Borrowings
Total Borrowings	62,256
Term Loans from a Bank [Member]
Secured Borrowings
Total Borrowings	$ 616,180	$ 769,795